Debentures and Long-term Loans from Financial Institutions (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended					12 Months Ended
	Oct. 30, 2020	May 31, 2020	Jan. 31, 2020	Jun. 30, 2017	Jul. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Description of profits available for distribution						An undertaking not to distribute more than 95% of the profits suitable for distribution under the Companies Law (the “Profits”); provided (1) if the Company’s net debt to EBITDA ratio exceeds a ratio of 3.5:1, the Company shall not distribute more than 85% of the Profits; (2) if the Company’s net debt to EBITDA ratio exceeds 4:1, the Company shall not distribute more than 70% of the Profits; and (3) of the Company’s net debt to EBITDA ratio exceeds 5:1 or 4.5:1 for a duration of four consecutive quarters, the Company shall not distribute dividends.
Immediate procceds from issue						₪ 200
Interest rate						5.94%
Net Debt to EBITDA ratio					net debt to EBITDA ratio exceeding 1:5, or exceeding 1:4.5 for four consecutive quarters
Principal amount						₪ 3,210	₪ 2,996
Repaid interest and principal of debentures						629	716
Proceeds from debentures						₪ 583		₪ 997
Number of warrant issued							30,600,000
maximum addition [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						1.00%
Any one debentures [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						0.25%
Debentures Series H to K [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						0.25%
Debentures Series F [Member]
Disclosure of detailed information about borrowings [line items]
Repaid interest and principal of debentures			₪ 278
Deferred loan from bank [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				4.00%
Principal amount				₪ 150
Repayment terms of debentures				The loan's principal amount will be payable in four equal annual payments on March 31 of each of the years 2021 through and including 2024 and the interest will be payable in ten semi-annual installments on March 31 and September 30 of each calendar year commencing September 30, 2019 through and including March 31, 2024.
Debentures Series L [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						0.50%
Effective Interest rate						3.65%
Consideration of debentures						₪ 390
Proceeds from debentures		₪ 222				₪ 400
Number of warrant issued		2,220,000
March 2021 loan agreement [Member]
Disclosure of detailed information about borrowings [line items]
Repaid interest and principal of debentures	₪ 113